JOHN HANCOCK FUNDS II

200 Berkeley Street

Boston, Massachusetts 02116

August 2, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:    John Hancock Funds II (the “Trust”), on behalf of:

         John Hancock Opportunistic Fixed Income Fund;

 Registration Statement on Form N-14

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust, we are filing today a registration statement on Form N-14 (the “Registration Statement”) by electronic submission via EDGAR relating to the issuance of shares in connection with the reorganization of John Hancock Short Duration Credit Opportunities Fund into John Hancock Opportunistic Fixed Income Fund, each a series of the Trust.

The Registration Statement is proposed to become effective on or about September 1, 2021 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No fees are required in connection with this filing. If you have any questions or comments concerning the foregoing, please contact Abigail Hemnes at Abigail.Hemnes@klgates.com or at (617) 951-9053.

Sincerely,

/s/ Harsha Pulluru
Harsha Pulluru
Assistant Secretary of the Trust